FIRST EAGLE FUNDS

First Eagle U.S. Value Fund

1345 Avenue of the Americas
New York, New York 10105
(800) 334-2143

SUPPLEMENT DATED JANUARY 5, 2009
TO PROSPECTUS DATED MARCH 1, 2008

This Supplement is intended to highlight certain changes to the Prospectus dated March 1, 2008. Please review these matters carefully.

Portfolio Management – U.S. Value Fund

Mr. Matthew McLennan and Mr. Abhay Deshpande serve as Portfolio Managers for First Eagle U.S. Value Fund alongside Mr. Jean-Marie Eveillard.

In addition to their responsibilities with the U.S. Value Fund, Messrs. McLennan and Deshpande serve as Portfolio Managers for First Eagle Overseas Fund. Mr. McLennan also serves as Portfolio Manager and Mr. Deshpande serves as Associate Portfolio Manager for First Eagle Global Fund. Mr. Eveillard is a Portfolio Manager for each of those Funds.

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The information in this Supplement modifies the First Eagle Funds' Prospectus dated March 1, 2008. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the section of the Prospectus entitled "The Adviser" and in the Supplement to the Prospectus dated September 12, 2008.